UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-02806
Exact name of registrant as specified in charter:	Delaware Group® Cash Reserve
Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106
Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106
Registrant’s telephone number, including area code:	(800) 523-1918
Date of fiscal year end:	March 31
Date of reporting period:	September 30, 2020

Item 1. Reports to Stockholders

Semiannual report
Fixed income mutual fund
Delaware Investments Ultrashort Fund
September 30, 2020
Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.
You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.
Carefully consider the Fund's investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund's prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.
You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie
Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.
If you are interested in learning more about creating an investment plan, contact your financial advisor.
You can learn more about Delaware Funds or obtain a prospectus for Delaware Investments Ultrashort Fund at delawarefunds.com/literature.
Manage your account online
•   Check your account balance and transactions
•  View statements and tax forms
•  Make purchases and redemptions
Visit delawarefunds.com/account-access.
Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.
The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.
The Fund is governed by US laws and regulations.
Unless otherwise noted, views expressed herein are current as of September 30, 2020, and subject to change for events occurring after such date.
The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.
Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.
All third-party marks cited are the property of their respective owners.
© 2020 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from April 1, 2020 to September 30, 2020 (Unaudited)
The Fund seeks total return to the extent consistent with a relatively low volatility of principal.
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2020 to September 30, 2020.
Actual expenses
The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses
For the six-month period from April 1, 2020 to September 30, 2020 (Unaudited)
Delaware Investments Ultrashort Fund
Expense analysis of an investment of $1,000
	Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Annualized Expense Ratio	Expenses Paid During Period 4/1/20 to 9/30/20*
Actual Fund return†
Class A	$1,000.00	$1,032.50	0.40%	$2.04
Class C	1,000.00	1,032.50	0.40%	2.04
Class L	1,000.00	1,032.50	0.40%	2.04
Institutional Class	1,000.00	1,032.50	0.40%	2.04
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,023.06	0.40%	$2.03
Class C	1,000.00	1,023.06	0.40%	2.03
Class L	1,000.00	1,023.06	0.40%	2.03
Institutional Class	1,000.00	1,023.06	0.40%	2.03
*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocation
Delaware Investments Ultrashort Fund	As of September 30, 2020 (Unaudited)
Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.
Security type / sector	Percentage of net assets
Corporate Bonds	35.23%
Banks	13.71%
Basic Industry	3.36%
Capital Goods	3.17%
Communications	5.30%
Consumer Cyclical	1.50%
Consumer Non-Cyclical	3.26%
Electric	3.44%
Financials	1.49%
Non-Agency Asset-Backed Securities	52.72%
Non-Agency Collateralized Mortgage Obligations	1.02%
Commercial Paper	8.58%
Banks	5.54%
Consumer Non-Cyclical	3.04%
Total Value of Securities	97.55%
Receivables and Other Assets Net of Liabilities	2.45%
Total Net Assets	100.00%

Schedule of investments
Delaware Investments Ultrashort Fund	September 30, 2020 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 35.23%
Banks — 13.71%
Bank of America 1.264% (LIBOR03M + 1.00%) 4/24/23 •	1,500,000	$1,515,185
Citigroup 1.38% (LIBOR03M + 1.10%) 5/17/24 •	1,500,000	1,513,778
Goldman Sachs Group 1.856% (LIBOR03M + 1.60%) 11/29/23 •	1,250,000	1,287,271
JPMorgan Chase & Co. 1.145% (LIBOR03M + 0.90%) 4/25/23 •	1,410,000	1,421,956
Morgan Stanley 1.463% (LIBOR03M + 1.22%) 5/8/24 •	1,500,000	1,517,536
Santander UK 2.125% 11/3/20	1,000,000	1,001,671
Truist Bank 0.804% (SOFRRATE + 0.73%) 3/9/23 •	1,500,000	1,512,503
UBS 144A 2.45% 12/1/20 #	1,500,000	1,502,628
		11,272,528
Basic Industry — 3.36%
DuPont de Nemours 3.766% 11/15/20	1,250,000	1,255,175
Georgia-Pacific 144A 5.40% 11/1/20 #	1,500,000	1,505,923
		2,761,098
Capital Goods — 3.17%
Caterpillar Financial Services 2.95% 2/26/22	1,062,000	1,102,060
Otis Worldwide 0.234% (LIBOR03M + 0.45%) 4/5/23 •	1,500,000	1,501,024
		2,603,084
Communications — 5.30%
Deutsche Telekom International Finance 144A 1.95% 9/19/21 #	1,500,000	1,517,002
Fox 3.666% 1/25/22	1,500,000	1,564,103
Verizon Communications 1.38% (LIBOR03M + 1.10%) 5/15/25 •	1,250,000	1,278,327
		4,359,432
Consumer Cyclical — 1.50%
General Motors Financial 1.224% (LIBOR03M + 0.99%) 1/5/23 •	1,250,000	1,236,933
		1,236,933
Consumer Non-Cyclical — 3.26%
AbbVie 144A 0.897% (LIBOR03M + 0.65%) 11/21/22 #, •	1,405,000	1,412,345
CVS Health 3.35% 3/9/21	1,249,000	1,265,409
		2,677,754

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric — 3.44%
American Electric Power 3.65% 12/1/21	1,250,000	$1,294,969
NextEra Energy Capital Holdings 2.403% 9/1/21	1,500,000	1,528,914
		2,823,883
Financials — 1.49%
Aviation Capital Group 144A 1.196% (LIBOR03M + 0.95%) 6/1/21 #, •	1,250,000	1,223,131
		1,223,131
Total Corporate Bonds (cost $28,781,743)		28,957,843

Non-Agency Asset-Backed Securities — 52.72%
American Express Credit Account Master Trust
Series 2017-2 A 0.602% (LIBOR01M + 0.45%) 9/16/24 •	675,000	677,823
Series 2018-6 A 3.06% 2/15/24	1,000,000	1,022,223
Avis Budget Rental Car Funding AESOP Series 2015-2A A 144A 2.63% 12/20/21 #	500,000	501,143
BMW Floorplan Master Owner Trust Series 2018-1 A2 144A 0.472% (LIBOR01M + 0.32%) 5/15/23 #, •	1,000,000	1,000,881
CarMax Auto Owner Trust Series 2017-4 A4 2.33% 5/15/23	2,000,000	2,041,306
Chase Issuance Trust Series 2016-A3 A3 0.702% (LIBOR01M + 0.55%) 6/15/23 •	500,000	501,907
Chesapeake Funding II
Series 2017-2A A2 144A 0.602% (LIBOR01M + 0.45%, Floor 0.45%) 5/15/29 #, •	152,161	152,152
Series 2017-4A A2 144A 0.462% (LIBOR01M + 0.31%) 11/15/29 #, •	499,494	499,455
Citibank Credit Card Issuance Trust Series 2017-A7 A7 0.524% (LIBOR01M + 0.37%) 8/8/24 •	1,000,000	1,003,761
Daimler Trucks Retail Trust Series 2020-1 A2 1.14% 4/15/22	1,342,864	1,346,537
Dell Equipment Finance Trust Series 2020-2 A2 144A 0.47% 10/24/22 #	2,000,000	2,000,449

Schedule of investments
Delaware Investments Ultrashort Fund
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Discover Card Execution Note Trust
Series 2017-A1 A1 0.642% (LIBOR01M + 0.49%) 7/15/24 •	1,500,000	$1,506,098
Series 2019-A2 A 0.422% (LIBOR01M + 0.27%) 12/15/23 •	2,000,000	2,003,151
Ford Credit Auto Lease Trust Series 2020-A A2 1.80% 7/15/22	1,250,000	1,258,371
Ford Credit Auto Owner Trust
Series 2017-C A3 2.01% 3/15/22	48,649	48,809
Series 2020-B A2 0.50% 2/15/23	1,000,000	1,001,394
GM Financial Automobile Leasing Trust Series 2020-3 A2A 0.35% 11/21/22	1,500,000	1,499,839
GreatAmerica Leasing Receivables Funding Series 2019-1 A2 144A 2.97% 6/15/21 #	191,998	192,498
Honda Auto Receivables Owner Trust
Series 2019-2 A2 2.57% 12/21/21	339,749	341,320
Series 2019-4 A3 1.83% 1/18/24	970,000	991,967
Hyundai Auto Lease Securitization Trust
Series 2018-B A4 144A 3.20% 6/15/22 #	977,000	982,947
Series 2020-A A3 144A 1.95% 7/17/23 #	1,510,000	1,539,551
Hyundai Auto Receivables Trust Series 2019-B A2 1.93% 7/15/22	655,123	658,667
Invitation Homes Trust Series 2018-SFR1 A 144A 0.851% (LIBOR01M + 0.70%) 3/17/37 #, •	1,771,192	1,752,474
John Deere Owner Trust Series 2019-B A2 2.28% 5/16/22	421,573	423,619
Mercedes-Benz Auto Lease Trust Series 2019-B A2 2.01% 12/15/21	859,595	862,862
Mercedes-Benz Auto Receivables Trust Series 2020-1 A2 0.46% 3/15/23	1,000,000	1,001,044
MMAF Equipment Finance Series 2020-BA A2 144A 0.38% 8/14/23 #	2,000,000	1,998,955
Nissan Auto Lease Trust Series 2018-A A3 3.25% 9/15/21	951,162	955,418
Nissan Master Owner Trust Receivables
Series 2017-C A 0.472% (LIBOR01M + 0.32%) 10/17/22 •	1,500,000	1,500,205
Series 2019-A A 0.712% (LIBOR01M + 0.56%) 2/15/24 •	1,500,000	1,505,688
PFS Financing Series 2020-B A 144A 1.21% 6/15/24 #	2,000,000	2,020,793

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Tesla Auto Lease Trust Series 2018-B A 144A 3.71% 8/20/21 #	2,342,665	$2,364,660
Trillium Credit Card Trust II Series 2019-1A A 144A 0.625% (LIBOR01M + 0.48%) 1/26/24 #, •	1,500,000	1,501,159
Verizon Owner Trust
Series 2017-3A A1A 144A 2.06% 4/20/22 #	153,109	153,367
Series 2018-A A1A 3.23% 4/20/23	1,500,000	1,523,234
Volvo Financial Equipment Series 2020-1A A2 144A 0.37% 4/17/23 #	2,000,000	2,000,275
Volvo Financial Equipment Master Owner Trust Series 2017-A A 144A 0.652% (LIBOR01M + 0.50%) 11/15/22 #, •	1,000,000	1,000,392
Total Non-Agency Asset-Backed Securities (cost $43,285,963)		43,336,394

Non-Agency Collateralized Mortgage Obligations — 1.02%
Silverstone Master Issuer Series 2018-1A 1A 144A 0.661% (LIBOR03M + 0.39%) 1/21/70 #, •	840,000	838,537
Total Non-Agency Collateralized Mortgage Obligations (cost $840,000)		838,537

Commercial Paper — 8.58%
Banks — 5.54%
KFW 0.095% 10/2/20 ~	1,400,000	1,399,995
National Australia Bank 0.07% 10/1/20 ~	1,650,000	1,650,000
Toronto Dominion Bank 0.10% 10/2/20 ~	1,500,000	1,499,993
		4,549,988
Consumer Non-Cyclical — 3.04%
Trinity Health 0.12% 10/1/20 ~	1,000,000	999,997
Yale University 0.18% 1/7/21 ~	1,500,000	1,499,468
		2,499,465
Total Commercial Paper (cost $7,049,257)		7,049,453
Total Value of Securities—97.55% (cost $79,956,963)		$80,182,227
°	Principal amount shown is stated in USD.

Schedule of investments
Delaware Investments Ultrashort Fund
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2020, the aggregate value of Rule 144A securities was $27,660,717, which represents 33.65% of the Fund net assets. See Note 6 in “Notes to financial statements.”
~	The rate shown is the effective yield at the time of purchase.
Summary of abbreviations:
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
SOFRRATE – Secured Overnight Financing Rate
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Investments Ultrashort Fund	September 30, 2020 (Unaudited)
Assets:
Investments, at value*	$80,182,227
Cash	1,574,802
Interest receivable	157,643
Receivable for fund shares sold	417,060
Total Assets	82,331,732
Liabilities:
Payable for fund shares redeemed	70,128
Audit and tax fees payable	19,440
Distribution payable	11,548
Reports and statements to shareholders expenses payable to affiliates	10,683
Dividend disbursing and transfer agent fees and expenses payable to non-affiliates	9,056
Other accrued expenses	7,526
Pricing fees payable	2,230
Investment management fees payable to affiliates	1,856
Dividend disbursing and transfer agent fees and expenses payable to affiliates	609
Accounting and administration expenses payable to affiliates	550
Trustees' fees and expenses payable	261
Reports and statements to shareholders expenses payable to non-affiliates	154
Legal fees payable to affiliates	131
Total Liabilities	134,172
Total Net Assets	$82,197,560

Net Assets Consist of:
Paid-in capital	$82,280,178
Total distributable earnings (loss)	(82,618)
Total Net Assets	$82,197,560

Statement of assets and liabilities
Delaware Investments Ultrashort Fund
Net Asset Value

Class A:
Net assets	$24,097,669
Shares of beneficial interest outstanding, unlimited authorization, no par	2,406,065
Net asset value per share	$10.02
Sales charge	2.00%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$10.22

Class C:
Net assets	$8,053,507
Shares of beneficial interest outstanding, unlimited authorization, no par	804,125
Net asset value per share	$10.02

Class L:
Net assets	$46,422,284
Shares of beneficial interest outstanding, unlimited authorization, no par	4,634,200
Net asset value per share	$10.02

Institutional Class:
Net assets	$3,624,100
Shares of beneficial interest outstanding, unlimited authorization, no par	361,676
Net asset value per share	$10.02
*Investments, at cost	$79,956,963
See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Investments Ultrashort Fund	Six months ended September 30, 2020 (Unaudited)
Investment Income:
Interest	$482,105

Expenses:
Management fees	111,868
Distribution expenses — Class A	22,186
Distribution expenses — Class C	36,120
Dividend disbursing and transfer agent fees and expenses	33,336
Registration fees	33,180
Accounting and administration expenses	25,789
Audit and tax fees	19,490
Reports and statements to shareholders expenses	16,624
Legal fees	10,958
Dues and services	4,259
Trustees' fees and expenses	2,216
Custodian fees	1,453
Other	5,004
322,483
Less expenses waived	(114,759)
Less waived distribution expenses — Class A	(22,186)
Less waived distribution expenses — Class C	(36,120)
Less expenses paid indirectly	(269)
Total operating expenses	149,149
Net Investment Income	332,956
Net Realized and Unrealized Loss:
Net realized loss on investments	(157,059)
Net change in unrealized appreciation (depreciation) of investments	2,145,721
Net Realized and Unrealized Gain	1,988,662
Net Increase in Net Assets Resulting from Operations	$2,321,618
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Investments Ultrashort Fund
	Six months ended 9/30/20 (Unaudited)	Year ended 3/31/20

Increase (Decrease) in Net Assets from Operations:
Net investment income	$332,956	$1,617,927
Net realized gain (loss)	(157,059)	86,169
Net change in unrealized appreciation (depreciation)	2,145,721	(2,047,022)
Net increase (decrease) in net assets resulting from operations	2,321,618	(342,926)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(81,713)	(292,153)
Class C	(33,917)	(165,906)
Class L	(221,024)	(1,106,374)
Institutional Class	(10,498)	(63,663)
	(347,152)	(1,628,096)

Capital Share Transactions:
Proceeds from shares sold:
Class A	12,400,813	13,198,449
Class C	1,765,127	2,450,423
Class L	29,186	20
Institutional Class	2,475,480	19,654,840

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	80,898	277,562
Class C	34,598	156,664
Class L	224,548	1,097,818
Institutional Class	11,460	59,332
	17,022,110	36,895,108

	Six months ended 9/30/20 (Unaudited)	Year ended 3/31/20

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(4,547,277)	$(9,508,607)
Class C	(1,307,936)	(2,437,117)
Class L	(1,631,838)	(4,935,394)
Institutional Class	(2,964,210)	(17,326,861)
	(10,451,261)	(34,207,979)
Increase in net assets derived from capital share transactions	6,570,849	2,687,129
Net Increase in Net Assets	8,545,315	716,107

Net Assets:
Beginning of period	73,652,245	72,936,138
End of period	$82,197,560	$73,652,245
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Investments Ultrashort Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Capital contribution from Advisor
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The Class A shares financial highlights for the periods prior to January 5, 2016 reflect the performance of Delaware Cash Reserve® Fund Consultant Class shares.
[3]	The average shares outstanding method has been applied for per share information.
[4]	For the year ended March 31, 2016, capital contribution from Advisor of $8,961 was made to the Fund’s Class A shares, which calculated to a de minimis amount of $0.00 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 9/30/20[1] (Unaudited)	Year ended
	3/31/20	3/31/19	3/31/18	3/31/17	3/31/16[2]
$9.75	$9.99	$9.96	$10.00	$10.02	$10.00

0.05	0.22	0.22	0.14	0.07	0.01
0.27	(0.24)	0.03	(0.03)	—	0.02
—	—	—	—	—	—[4]
0.32	(0.02)	0.25	0.11	0.07	0.03

(0.05)	(0.22)	(0.22)	(0.14)	(0.07)	(0.01)
—	—	—	(0.01)	(0.02)	—
(0.05)	(0.22)	(0.22)	(0.15)	(0.09)	(0.01)

$10.02	$9.75	$9.99	$9.96	$10.00	$10.02

3.25%	(0.21%)	2.59%	1.05%	0.76%	0.32%

$24,098	$15,718	$12,169	$8,722	$9,430	$6,305
0.40%	0.40%	0.40%	0.40%	0.40%	0.19%
0.96%	0.97%	0.97%	0.92%	1.08%	1.03%
0.89%	2.21%	2.24%	1.38%	0.73%	0.14%
0.33%	1.64%	1.67%	0.86%	0.05%	(0.70%)
25%	82%	53%	134%	104%	123%

Financial highlights
Delaware Investments Ultrashort Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Capital contribution from Advisor
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The Class C shares financial highlights for the periods prior to January 5, 2016 reflect the performance of Delaware Cash Reserve® Fund Class C shares.
[3]	The average shares outstanding method has been applied for per share information.
[4]	For the year ended March 31, 2016, capital contribution from Advisor of $16,212 was made to the Fund’s Class C shares, which calculated to a de minimis amount of $0.00 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 9/30/20[1] (Unaudited)	Year ended
	3/31/20	3/31/19	3/31/18	3/31/17	3/31/16[2]
$9.75	$9.99	$9.96	$10.00	$10.02	$10.00

0.05	0.22	0.22	0.14	0.07	0.01
0.27	(0.24)	0.03	(0.03)	—	0.02
—	—	—	—	—	—[4]
0.32	(0.02)	0.25	0.11	0.07	0.03

(0.05)	(0.22)	(0.22)	(0.14)	(0.07)	(0.01)
—	—	—	(0.01)	(0.02)	—
(0.05)	(0.22)	(0.22)	(0.15)	(0.09)	(0.01)

$10.02	$9.75	$9.99	$9.96	$10.00	$10.02

3.25%	(0.21%)	2.59%	1.05%	0.75%	0.32%

$8,054	$7,364	$7,386	$5,752	$7,527	$9,927
0.40%	0.40%	0.40%	0.40%	0.40%	0.19%
1.71%	1.72%	1.72%	1.67%	1.83%	1.78%
0.89%	2.21%	2.24%	1.38%	0.73%	0.14%
(0.42%)	0.89%	0.92%	0.11%	(0.70%)	(1.45%)
25%	82%	53%	134%	104%	123%

Financial highlights
Delaware Investments Ultrashort Fund Class L
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Capital contribution from Advisor
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios to average net assets:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The Class L shares financial highlights for the periods prior to January 5, 2016 reflect the performance of Delaware Cash Reserve® Fund Class A shares.
[3]	The average shares outstanding method has been applied for per share information.
[4]	For the year ended March 31, 2016, capital contribution from Advisor of $305,752 was made to the Fund’s Class L shares, which calculated to a de minimis amount of $0.00 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 9/30/20[1] (Unaudited)	Year ended
	3/31/20	3/31/19	3/31/18	3/31/17	3/31/16[2]
$9.75	$9.99	$9.96	$10.00	$10.02	$10.00

0.05	0.22	0.22	0.14	0.07	0.01
0.27	(0.24)	0.03	(0.03)	—	0.02
—	—	—	—	—	—[4]
0.32	(0.02)	0.25	0.11	0.07	0.03

(0.05)	(0.22)	(0.22)	(0.14)	(0.07)	(0.01)
—	—	—	(0.01)	(0.02)	—
(0.05)	(0.22)	(0.22)	(0.15)	(0.09)	(0.01)

$10.02	$9.75	$9.99	$9.96	$10.00	$10.02

3.25%	(0.21%)	2.59%	1.05%	0.75%	0.32%

$46,422	$46,517	$51,512	$59,084	$68,119	$83,641
0.40%	0.40%	0.40%	0.40%	0.40%	0.19%
0.71%	0.72%	0.72%	0.67%	0.83%	0.78%
0.89%	2.21%	2.24%	1.38%	0.73%	0.14%
0.58%	1.89%	1.92%	1.11%	0.30%	(0.45%)
25%	82%	53%	134%	104%	123%

Financial highlights
Delaware Investments Ultrashort Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Portfolio turnover is representative of the Fund for the year ended March 31, 2016.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 9/30/20[1] (Unaudited)	Year ended				1/5/16 to 3/31/16[2]
	3/31/20	3/31/19	3/31/18	3/31/17
$9.75	$9.99	$9.96	$10.00	$10.02	$10.00

0.05	0.22	0.22	0.14	0.07	0.02
0.27	(0.24)	0.03	(0.03)	—	0.02
0.32	(0.02)	0.25	0.11	0.07	0.04

(0.05)	(0.22)	(0.22)	(0.14)	(0.07)	(0.02)
—	—	—	(0.01)	(0.02)	—
(0.05)	(0.22)	(0.22)	(0.15)	(0.09)	(0.02)

$10.02	$9.75	$9.99	$9.96	$10.00	$10.02

3.25%	(0.21%)	2.59%	1.05%	0.75%	0.39%

$3,624	$4,053	$1,869	$418	$331	$303
0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
0.71%	0.72%	0.72%	0.67%	0.83%	0.74%
0.89%	2.21%	2.24%	1.38%	0.73%	0.36%
0.58%	1.89%	1.92%	1.11%	0.30%	0.02%
25%	82%	53%	134%	104%	123%[5]

Notes to financial statements
Delaware Investments Ultrashort Fund	September 30, 2020 (Unaudited)
Delaware Group® Cash Reserve (Trust) is organized as a Delaware statutory trust and offers one series, Delaware Investments Ultrashort Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended and offers Class A, Class C, Class L, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 2.00%. Class L and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services − Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation —  Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.
Federal Income Taxes —  No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken or expected to be taken on the Fund's federal income tax returns through the six months ended September 30, 2020 and for all open tax years (years ended March 31, 2017–March 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in "Other" on the “Statement of operations.” During the six months ended September 30, 2020, the Fund did not incur any interest or tax penalties.

Class Accounting  —  Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates —  The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other —  Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the six months ended September 30, 2020.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under
“Less expenses paid indirectly.” For the six months ended September 30, 2020, the Fund earned $269 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.30% on average daily net assets of the Fund.

Notes to financial statements
Delaware Investments Ultrashort Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
(continued)
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, taxes, interest, acquired fund fees and expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.40% of the Fund’s average daily net assets from
April 1, 2020 through September 30, 2020.* These waivers and reimbursements may be terminated only by agreement of DMC and the Fund.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended September 30, 2020, the Fund was charged $3,286 for these services.
DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, pays each Affiliated Sub-Advisor a portion of its investment management fee.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended September 30, 2020 the Fund was charged $3,552 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub- transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares, and 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Class L and Institutional Class shares do not pay 12b-1 fees. DDLP has contracted to limit the 12b-1 fees to 0.00% of average daily net assets for Class A and Class C shares from
April 1, 2020 through September 30, 2020.*
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended September 30, 2020, the Fund was charged $1,212 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
For the six months ended September 30, 2020, DDLP earned $477 for commissions on sales of the Fund’s Class A shares. For the six months ended September 30, 2020 , DDLP received gross CDSC commissions of $11 and $987 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

*The aggregate contractual waiver period covering this report is from July 29, 2019 through
July 29, 2021.
3. Investments
For the six months ended September 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$21,243,862
Sales	16,476,848

Notes to financial statements
Delaware Investments Ultrashort Fund
3. Investments (continued)
At September 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2020, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:
Cost of investments	$79,956,963
Aggregate unrealized appreciation of investments	$308,459
Aggregate unrealized depreciation of investments	(83,195)
Net unrealized appreciation of investments	$225,264
At March 31, 2020, capital loss carryforwards available to offset future realized capital gains were as follows:
Loss carryforward character
Short-term	Long-term	Total
$ 135,183	$ —	$ 135,183
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2020:
Level 2
Securities
Assets:
Commercial Paper	$7,049,453
Corporate Bonds	28,957,843
Non-Agency Asset-Backed Securities	43,336,394
Non-Agency Collateralized Mortgage Obligations	838,537
Total Value of Securities	$80,182,227
During the six months ended September 30, 2020, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund's net assets. During the six months ended September 30, 2020, there were no Level 3 investments.

Notes to financial statements
Delaware Investments Ultrashort Fund
4. Capital Shares
Transactions in capital shares were as follows:
	Six months ended	Year ended
	9/30/20	3/31/20
Shares sold:
Class A	1,241,688	1,329,041
Class C	176,550	246,152
Class L	2,926	2
Institutional Class	247,867	1,962,612

Shares issued upon reinvestment of dividends and distributions:
Class A	8,123	27,774
Class C	3,475	15,674
Class L	22,552	109,812
Institutional Class	1,150	5,966
	1,704,331	3,697,033

Shares redeemed:
Class A	(456,633)	(962,163)
Class C	(131,555)	(245,583)
Class L	(163,513)	(493,853)
Institutional Class	(302,957)	(1,740,036)
	(1,054,658)	(3,441,635)
Net increase	649,673	255,398
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables above and on the previous page and the ”Statements of changes in net assets.“ For the six months ended September 30, 2020 and year ended March 31, 2020, the Fund had the following exchange transactions.
	Exchange Redemptions	Exchange Subscriptions
	Class C Shares	Class A Shares	Value
Six months ended
9/30/20	10,042	10,046	$100,714
Year ended
3/31/20	5,791	5,793	58,111
5. Line of Credit
The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $220,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. On November 4, 2019, the

Participants entered into an amendment to the agreement for $250,000,000 revolving line of credit (Agreement). The Agreement was increased to $275,000,000 on May 6, 2020. The Agreement is to be used as described below and operates in substantially the same manner as the original agreement. The line of credit available under the Agreement expires on November 2, 2020.
Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on
November 4, 2019.
The Fund had no amounts outstanding as of September 30, 2020, or at any time during the period then ended.
6. Credit and Market Risks
Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Funds’ performance.
IBOR risk is the risk that potential changes related to the use of the London interbank offered rate (LIBOR) could have adverse impacts on financial instruments that reference LIBOR. The potential abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other interbank offered rates (“IBORs”), such as the euro interbank offered rate (Euribor) or the euro overnight index average (EONIA), which are also the subject of recent reform.
The Fund is subject to prepayment risk, which is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.
The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
The Fund may invest up to 5% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a

Notes to financial statements
Delaware Investments Ultrashort Fund
6. Credit and Market Risks (continued)
timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 5% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, FASB issued ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has implemented ASU 2018-13 on the financial statements.
In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.
9. Subsequent Events
On November 2, 2020, the Fund, along with the other Participants, entered into an amendment to the agreement for a $225,000,000 revolving line of credit to be used as described in Note 5 and to be operated in substantially the same manner as the agreement described in Note 5. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the agreement expires on November 1, 2021.

Management has determined that no other material events or transactions occurred subsequent to
September 30, 2020, that would require recognition or disclosure in the Fund's financial statements.

Other Fund information (Unaudited)
Delaware Investments Ultrashort Fund
Liquidity Risk Management Program
The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage a fund’s “liquidity risk,” defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for the Fund.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories
(Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments if, immediately after the acquisition, the Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).
In assessing and managing the Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Board held on May 19-21, 2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from December 1, 2018 through March 31, 2020. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Fund’s liquidity needs. The Fund’s HLIM is set at an appropriate level and the Fund complied with its HLIM at all times during the reporting period.

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Investments Ultrashort Fund at a meeting held August 11-13, 2020
At a meeting held on August 11-13, 2020 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory and Sub-Advisory Agreements for Delaware Investments Ultrashort Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”) and the Sub-Advisory Agreements with Macquarie Investment Management Europe Limited (“MIMEL”), Macquarie Investment Management Global Limited (“MIMGL”), and Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) (the
“Sub-Advisers”), included materials provided by DMC and its affiliates (collectively, “Macquarie Investment Management”) concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2020, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.
In considering information relating to the approval of the Fund’s advisory and sub-advisory agreements, as applicable, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also received assistance and advice from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.
Nature, extent, and quality of services. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds® by Macquarie (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board

Other Fund information (Unaudited)
Delaware Investments Ultrashort Fund
Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Investments Ultrashort Fund at a meeting held August 11-13, 2020 (continued)
recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through (a) each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, or (ii) reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.
Nature, extent, and quality of services. The Board considered the services provided by each of the Sub-Advisers to the Fund. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; the compliance of Sub-Adviser personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Sub-Advisers and the emphasis placed on research in the investment process.
The Board was satisfied with the nature, extent, and quality of the overall services provided by the
Sub-Advisers.
Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent, applicable, ended January 31, 2020. The Board’s objective is that the Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.
The Performance Universe for the Fund consisted of the Fund and all retail and institutional ultrashort obligation funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3-year and since inception periods was in the second quartile and third quartile, respectively, of its Performance Universe. The Board was satisfied with performance.
Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is for the Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.
The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.
Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Trustees met with JDL personnel to discuss DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.
Management profitability. Trustees were also given available information on profits being realized by each Sub-Adviser in relation to the services being provided to the Fund and in relation to the Sub-Adviser’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by the Sub-Advisers in connection with its relationship to the Fund, such as reputational enhancement, soft dollar arrangements, or commissions paid to affiliated broker/dealers, as applicable.
Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the Fund’s advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is

Other Fund information (Unaudited)
Delaware Investments Ultrashort Fund
Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Investments Ultrashort Fund at a meeting held August 11-13, 2020 (continued)
reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that, due to the unique nature of investing in ultrashort obligations, the fee under the Fund’s management contract did not fall within the standardized fee pricing structure. The Board also noted that, although, as of March 31, 2020, the Fund had not reached a size at which it could take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that, if the Fund increases sufficiently in size, then economies of scale may be shared.

About the organization
Board of trustees
Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds®
by Macquarie
Philadelphia, PA
Jerome D. Abernathy
Managing Member
Stonebrook Capital
Management, LLC
Jersey City, NJ
Thomas L. Bennett
Chairman of the Board
Delaware Funds
by Macquarie
Private Investor
Rosemont, PA
Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.
New York, NY
Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Boston, MA
John A. Fry
President
Drexel University
Philadelphia, PA
Lucinda S. Landreth
Former Chief Investment
Officer
Assurant, Inc.
New York, NY
Frances A.
Sevilla-Sacasa
Former Chief Executive
Officer
Banco Itaú International
Miami, FL
Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA
Christianna Wood
Chief Executive Officer
and President
Gore Creek Capital, Ltd.
Golden, CO
Janet L. Yeomans
Former Vice President and
Treasurer
3M Company
St. Paul, MN
Affiliated officers
David F. Connor
Senior Vice President,
General Counsel,
and Secretary
Delaware Funds
by Macquarie
Philadelphia, PA
Daniel V. Geatens
Vice President and
Treasurer
Delaware Funds
by Macquarie
Philadelphia, PA
Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Funds
by Macquarie
Philadelphia, PA
This semiannual report is for the information of Delaware Investments Ultrashort Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at
delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Delaware Funds® by Macquarie privacy practices notice
We are committed to protecting the privacy of our potential, current, and former customers. To provide the products and services you request, we must collect personal information about you. We do not sell your personal information to third parties. We collect your personal information and share it with third parties as necessary to provide you with the products or services you request and to administer your business with us. This notice describes our current privacy practices. While your relationship with us continues, we will update and send our privacy practices notice as required by law. We are committed to continuing to protect your personal information even after that relationship ends. You do not need to take any action because of this notice.
Information we may collect
and use
We collect personal information about you to help us identify you as our potential, current, or former customer; to process your requests and transactions; to offer investment services to you; or to tell you about our products or services we believe you may want to use. The type of personal information we collect depends on the products or services you request and may include the following:
• Information from you: When you submit your application or other forms or request information on our products (online or otherwise), you give us information such as your name, address, Social Security number, and your financial history.
• Information about your transactions: We keep information about your transactions with us, such as the products you buy from us; the amount you paid for those products; your investment activity; and your account balances.
• Information from your employer: In connection with administering your retirement plan, we may obtain information about you from your employer.
• Information received from third parties: In order to verify your identity or to prevent fraud, we may obtain information about you from third parties.
How we use your personal information
We do not disclose nonpublic personal information about our potential, current, and former customers unless allowed or required by law. We may share your personal information within our companies and with certain service providers. They use this information to process transactions you have requested; provide customer service; and inform you of products or services we offer that you may find useful. Our service providers may or may not be affiliated with us. They include financial service providers (for example, third-party administrators;
broker/dealers; and other financial services companies with whom we have joint marketing agreements). Our service providers also include nonfinancial companies and individuals (for example, consultants; information services vendors; and companies that perform mailing or marketing services on our behalf). Information obtained from a report prepared by a service provider may be kept by the service provider and shared with other persons; however, we require our service providers to protect your personal information and to use or disclose it only for the work they are performing for us, or as permitted by law.
We also may provide information to regulatory authorities, law enforcement officials, and others to prevent fraud or when we believe in good faith that the law requires disclosure. In the event of a sale of all or part of our businesses, we may share

i
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customer information as part of the sale. We do not sell or share your information with outside marketers who may want to offer you their own products and services.
Security of information
Keeping your information safe is one of our most important responsibilities. We maintain physical, electronic, and procedural safeguards to protect your information. Our employees are authorized to access your information only when they need it to provide you with products and services or to maintain your accounts. Employees who have access to your personal information are required to keep it strictly confidential. We provide training to our employees about the importance of protecting the privacy of your information.
Macquarie Investment Management (MIM), a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.
Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.
This privacy practices notice is being provided on behalf of the following:
Delaware Capital Management
Delaware Capital Management Advisers, Inc.
Delaware Distributors, Inc.
Delaware Distributors, L.P.
Delaware Funds® by Macquarie
Delaware Enhanced Global Dividend and Income Fund
Delaware Group® Adviser Funds
Delaware Group Cash Reserve
Delaware Group Equity Funds I
Delaware Group Equity Funds II
Delaware Group Equity Funds IV
Delaware Group Equity Funds V
Delaware Group Foundation Funds
Delaware Group Global & International Funds
Delaware Group Government Fund
Delaware Group Income Funds
Delaware Group Limited-Term Government Funds
Delaware Group State Tax-Free Income Trust
Delaware Group Tax-Free Fund
Delaware Investments® Colorado Municipal Income Fund, Inc.
Delaware Investments Dividend and Income Fund, Inc.
Delaware Investments Minnesota Municipal Income Fund II, Inc.
Delaware Investments National Municipal Income Fund
Delaware Pooled® Trust
Delaware VIP® Trust
Voyageur Insured Funds
Voyageur Intermediate Tax Free Funds
Voyageur Mutual Funds
Voyageur Mutual Funds II
Voyageur Mutual Funds III
Voyageur Tax Free Funds
Delaware Investments Advisers Partner, Inc.
Delaware Investments Distribution Partner, Inc.
Delaware Investments Fund Advisers
Delaware Investments Fund Services Company
Delaware Investments Management Company, LLC
Delaware Management Company
Delaware Management Trust Company
Delaware Service Company, Inc.
Four Corners Capital Management, LLC
Macquarie Absolute Return MBS Fund, LP
Macquarie Absolute Return MBS Fund
Macquarie Alternative Strategies
Macquarie Allegiance Capital, LLC
Macquarie Asset Advisers
Macquarie Emerging Markets Small Cap Fund, LLC
Macquarie Funds Management Hong Kong Limited
    This page is not part of the semiannual report.    ii

Delaware Funds® by Macquarie privacy practices notice
Macquarie Global Infrastructure Total Return Fund Inc.
Macquarie Investment Management Advisers
Macquarie Investment Management Austria Kapitalanlage AG
Macquarie Investment Management Business Trust
Macquarie Investment Management Europe Limited
Macquarie Investment Management Europe S.A.
Macquarie Investment Management General Partner, Inc.
Macquarie Investment Management Global Limited
Macquarie Multi-Cap Growth Fund, LP
Macquarie Real Estate Absolute Return Partners, Inc.
Macquarie Total Return Fund Inc.
Optimum Fund Trust
                      Revised February 2020

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Delaware Funds® by Macquarie
Equity funds
US equity funds
• Delaware Equity Income Fund
• Delaware Growth and Income Fund
• Delaware Growth Equity Fund
• Delaware Mid Cap Value Fund
• Delaware Opportunity Fund
• Delaware Select Growth Fund1
• Delaware Small Cap Core Fund2
• Delaware Small Cap Growth Fund
• Delaware Small Cap Value Fund
• Delaware Smid Cap Growth Fund
• Delaware Special Situations Fund
• Delaware U.S. Growth Fund
• Delaware Value® Fund
Global / international equity funds
• Delaware Emerging Markets Fund
• Delaware Global Equity Fund
• Delaware International Fund
• Delaware International Small Cap Fund
• Delaware International Value Equity Fund
Alternative / specialty funds
• Delaware Covered Call Strategy Fund
• Delaware Healthcare Fund
• Delaware Hedged U.S. Equity Opportunities Fund
• Delaware Premium Income Fund
Multi-asset funds
• Delaware Global Listed Real Assets Fund
• Delaware Strategic Allocation Fund
• Delaware Total Return Fund
• Delaware Wealth Builder Fund

1On May 20, 2020, the Board of Trustees approved the replacement of the Fund’s current sub-advisor with the US Growth Equity team of the Fund’s investment manager, Delaware Management Company. In connection with this determination, the Board approved certain changes to the Fund’s investment strategies. These portfolio management and strategy changes were effective July 31, 2020. The investment strategy changes may result in higher portfolio turnover in the near term, as the new portfolio management team purchases and sells securities to accommodate the investment strategy changes. A higher portfolio turnover is likely to cause the Fund to realize capital gains and incur transaction costs. You should consult your financial advisor about the changes that will result from the investment strategy changes.
2Closed to certain new investors.
Carefully consider a Fund’s investment objectives, risk factors, charges, and expenses before investing.
This and other information can be found in each Fund’s prospectus and, if available, its summary prospectus.
A Delaware Funds by Macquarie prospectus may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.
Investing involves risk, including the possible loss of principal.
The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

        This page is not part of the semiannual report.

Fixed income funds
Taxable fixed income funds
• Delaware Corporate Bond Fund
• Delaware Diversified Income Fund
•  Delaware Emerging Markets Debt Corporate Fund
(formerly, Delaware Emerging Markets Debt Fund)
• Delaware Extended Duration Bond Fund
• Delaware Floating Rate Fund
• Delaware Floating Rate II Fund
• Delaware Fund for Income
• Delaware Government Cash Management Fund3
• Delaware High-Yield Opportunities Fund
• Delaware International Opportunities Bond Fund
• Delaware Investment Grade Fund
• Delaware Investments Ultrashort Fund
• Delaware Limited Duration Bond Fund
• Delaware Limited-Term Diversified Income Fund
• Delaware Strategic Income Fund
• Delaware Strategic Income II Fund

Municipal fixed income funds
• Delaware Minnesota High-Yield Municipal Bond Fund
• Delaware National High-Yield Municipal Bond Fund
• Delaware Tax-Exempt Income Fund4
• Delaware Tax-Exempt Opportunities Fund4
• Delaware Tax-Free Arizona Fund
• Delaware Tax-Free California Fund
• Delaware Tax-Free California II Fund4
• Delaware Tax-Free Colorado Fund
• Delaware Tax-Free Idaho Fund
• Delaware Tax-Free Minnesota Fund
• Delaware Tax-Free Minnesota Intermediate Fund
• Delaware Tax-Free New Jersey Fund
• Delaware Tax-Free New York Fund
• Delaware Tax-Free New York II Fund4
• Delaware Tax-Free Oregon Fund
• Delaware Tax-Free Pennsylvania Fund
• Delaware Tax-Free USA Fund
• Delaware Tax-Free USA Intermediate Fund
3On May 20, 2020, the Board of Trustees unanimously voted and approved a proposal to liquidate and dissolve Delaware Government Cash Management Fund (“Fund”). The liquidation and dissolution are expected to take effect on or about December 4, 2020. The Fund closed to new investors and all sales efforts ceased as of the close of business on Thursday, July 2, 2020. However, the Fund will continue to accept purchases from existing shareholders (including reinvested dividends or capital gains) until close of business Wednesday, December 2, 2020. Until the liquidation, shareholders of the Fund will have the opportunity to exchange their shares for shares of the same class of any other Delaware Funds® by Macquarie fund. Any exchange would be made at the current net asset value of the Fund and the selected Delaware Fund. The Fund’s shareholders would not incur front-end or contingent deferred sales charges upon these exchanges as the funds do not typically carry loads or sales charges.
4On August 12, 2020, the Board of Trustees approved the reorganizations (together, the “Reorganizations”) of each of Delaware Tax-Exempt Income Fund, Delaware Tax-Exempt Opportunities Fund, Delaware Tax-Free California II Fund, and Delaware Tax-Free New York II Fund (collectively, the “Acquired Funds”) into and with Delaware Tax-Free USA Intermediate Fund, Delaware Tax-Free USA Fund, Delaware Tax-Free California Fund, and Delaware Tax-Free New York Fund, respectively (collectively, the “Acquiring Funds”). Effective as of the close of business on November 13, 2020, the Acquired Funds will be closed to new investors. It is anticipated that the Acquired Funds’ shareholders will receive a prospectus/information statement in October 2020 providing them with information about the Reorganizations and the Acquiring Funds. The Reorganizations are expected to take place in December 2020. The Acquired Funds will continue to accept purchases (including reinvested dividends and capital gains) from existing shareholders until November 25, 2020. Contingent deferred sales charges will be waived on redemptions from the Acquired Funds through the date of the Reorganizations.
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Caring for your portfolio
Over a lifetime, things change. When they do, it’s important to ensure that your investments stay in tune with your personal situation.
If you decide to make some changes, check
out the convenient options provided by Macquarie Investment Management. We try to make it easy for you to avoid some of the sales charges that you might otherwise have to pay when you withdraw and invest your money with another firm.
Most importantly, you may generally
exchange all or part of your shares in one Delaware Funds® by Macquarie mutual fund for shares of the same class of another fund without paying a front-end sales charge or a contingent deferred sales charge (CDSC).
Choose the investment method suitable for you
After you’ve evaluated your overall investments, you have choices about how to implement any changes:
1. Move assets all at once at any time.
2. Migrate funds to a different investment slowly through a systematic exchange. You can arrange automatic monthly exchanges of your shares in one Delaware fund for those in another Delaware fund. Systematic exchanges are subject to the same rules as regular exchanges, which are explained in the right column, including a $100 minimum monthly amount per fund.
3. Use our automatic investing plan for future investments in different vehicles. To allocate your future investments differently, the Macquarie Investment Management automatic investing plan allows you to make regular monthly or quarterly investments directly from your checking account.
Important notes about exchanging or redeeming shares
For automated exchanges, a minimum exchange of $100 per fund is required monthly. If the value of your account is $5,000 or more, you can make systematic withdrawals of at least $25 monthly, or $75 quarterly. If the annual amount you withdraw is less than 12% of your account balance at the time the systematic withdrawal plan is established, the CDSC ordinarily applicable to certain fund classes will be waived. More details are available in your prospectus or at
delawarefunds.com/literature.
If you exchange shares from Class R shares of any fund, you will pay any applicable sales charge on your new shares.
When exchanging Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same CDSC as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares.
You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund’s prospectus and read it carefully before buying shares through an exchange.
We may refuse the purchase side of any exchange request if, in the manager’s judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

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Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
P.O. Box 9876
Providence, RI 02940-8076
Overnight courier service
4400 Computer Drive
Westborough, MA 01581-1722
Macquarie Investment Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products.
Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.
The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than MBL, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.
The Fund is governed by US laws and regulations.
(1397038)
SA-097-1120

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Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® CASH RESERVE

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 3, 2020

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 3, 2020